DESCRIPTION OF THE BUSINESS	12 Months Ended
Dec. 31, 2020
DESCRIPTION OF THE BUSINESS
DESCRIPTION OF THE BUSINESS

NOTE A - DESCRIPTION OF THE BUSINESS

Organization

Monocle Acquisition Corporation (“Monocle”) was initially formed on August 20, 2018 for the purpose of effecting a merger, share exchange, asset acquisition, stock purchase, recapitalization, reorganization or similar business combination with one or more businesses.

On December 22, 2020, (the “Closing Date”), Monocle consummated the previously announced business combination pursuant to that certain Amended and Restated Agreement and Plan of Merger, dated September 8, 2020 (the “Merger Agreement”) by and among Monocle, AerSale Corporation (f/k/a Monocle Holdings Inc.), a Delaware corporation (the “Company”), AerSale Aviation, Inc. (f/k/a AerSale Corp.), a Delaware corporation (“AerSale Aviation”), Monocle Merger Sub 1 Inc., a Delaware corporation (“Merger Sub 1”), Monocle Merger Sub 2 LLC, a Delaware limited liability company (“Merger Sub 2”), and Leonard Green & Partners, L.P., a Delaware limited partnership, solely in its capacity as the initial Holder Representative (as defined in the Merger Agreement). The transactions contemplated by the Merger Agreement are referred to herein as the “Merger” or the “Business Combination” and in connection therewith, Monocle merged with and into us, whereby we survived the merger and became the successor issuer to Monocle by operation of Rule 12g-3 under the Exchange Act.

Upon the consummation of the Merger: (a) Merger Sub 1 was merged with and into Monocle, with Monocle surviving the merger as a wholly-owned direct subsidiary of the Company (the “First Merger”), and (b) Merger Sub 2 was merged with and into AerSale Aviation, with AerSale Aviation surviving the merger as a wholly-owned indirect subsidiary of the Company (the “Second Merger”). In connection with the closing of the Business Combination (the “Closing”), AerSale Aviation changed its name from “AerSale Corp.” to “AerSale Aviation, Inc.” and the Company changed its name from “Monocle Holdings Inc.” to “AerSale Corporation.” Immediately following the Merger, the Company contributed all of its ownership in Monocle to AerSale Aviation which will continue as a wholly owned subsidiary of the Company.

The Company’s corporate headquarters are based in Miami, Florida, with additional offices, hangars, and warehouses globally.

Description  of  the Business

The Company  is a worldwide provider of aftermarket commercial aircraft,  engines, and their parts to airlines, leasing companies, manufacturers of original equipment,  government  and defense contractors, and repair and overhaul service providers. We focus on mid-life assets and monetize them through  our Asset Management Solutions segment. Asset Management Solutions activities include monetization of the assets through  leasing or sale of whole asset components, or through  teardown  activities in support  of our Used Serviceable Material  (“USM”)  activities. Our monetizing services have been developed to maximize returns on mid-life Flight Equipment throughout their operating life, in conjunction with realizing the highest residual value of Flight Equipment at their retirement. We do this by utilizing our deep market and technical knowledge in management of Flight Equipment sales, leasing and Maintenance, Repair,  and Overhaul (“MRO”) activities. Beyond providing asset management services on our own flight equipment,  we additionally provide asset management services to third-party clients complementing their infrastructure to optimize their Flight Equipment  investments. While our offering to customers includes leasing of mid-life aircraft and engines, this service is offered in the context of a broader  strategy to extract the maximum value from those assets. Frequently, we will offer a lease of an asset for the time period before its next scheduled overhaul  (“green time”) on a short  term or “spot”  lease, with the intent  of disassembling  the asset at the conclusion of the lease. In turn, the vast majority  of assets that we acquire are ultimately disassembled into parts once the remaining green time has been utilized.

The Company  also operates six Federal Aviation Administration (“FAA”)  Title 14 Code of Federal Regulations Part 145 Certified Repair Facilities (the MROs) located in Miami, Florida, Goodyear, Arizona, Memphis, Tennessee, as well as in Roswell and Albuquerque, New Mexico. These facilities provide the Company  flexibility and control to quickly prepare Company  aircraft,  engines, and inventory for market, as their selective refurbishment is frequently required to meet customers’ unique demand. In addition  to maintaining the Company’s fleet of aircraft,  the MROs provide external customer support  for maintaining their aircraft with general maintenance, preservation, lease return work, repair services, and long-term storage programs.

On January 7, 2020 the Company acquired all of the outstanding shares of Aircraft Component Technologies, Inc. (“ACT”), a Florida corporation located in Miami, Florida, for $16,976,000 in cash. The results of ACT operations have been included in the consolidated financial statements since the acquisition date. See Note T for further details.

On June 10, 2019, the Company acquired a USM distributor and certified repair facility, Qwest Air Parts, LLC (“Qwest”), a Florida limited liability company located in Memphis, Tennessee, for $26,081,000 in cash. The results of Qwest operations have been included in the consolidated financial statements since the acquisition date. See Note T for further details.

On November 28, 2018, the Company acquired a certified repair facility, Avborne Accessory Group, Inc., d/b/a Avborne Component Solutions (“Avborne”), a Delaware corporation located in Miami, Florida for $22,284,000 in cash. The results of Avborne’s operations have been included in the consolidated financial statements since the acquisition date. Avborne is a certified FAA Part 145 Repair Station that provides aviation maintenance, repair and overhaul services to the Company, affiliates, and external customers. See Note T for further details.